Tax expense (Details Narrative) - AUD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Notes and other explanatory information [abstract]
Domestic tax rate percentage	25.00%	25.00%	26.00%
Accumulated tax losses	$ 31,508,456	$ 27,083,603